Significant Accounting Policies - Schedule of Activity in Allowance for Credit Losses Related to Accounts and Notes Receivable and Other Receivables from Related Parties (Detail) - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Balance	¥ 9,316	¥ 4,832
Expected credit loss	29,343	5,015
Reversals	(3,802)	(531)
Balance	¥ 34,857	¥ 9,316